Leases (Details) - Schedule of lease expense on variable rents, low-value, and short-term assets - BRL (R$) R$ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022		Dec. 31, 2021
Variables (1% of sales) [Member]
Leases (Details) - Schedule of lease expense on variable rents, low-value, and short-term assets [Line Items]
(Expenses) revenues for the period	R$ (16)	R$ (31)		R$ (6)
Subleases [Member]
Leases (Details) - Schedule of lease expense on variable rents, low-value, and short-term assets [Line Items]
(Expenses) revenues for the period	R$ 22	R$ 55	[1]	R$ 31	[1]

[1]	Refers mainly to revenue from lease agreements receivable from commercial galleries.